Summary of significant accounting policies - Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	15 years